PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 21,821	$ 18,082
Interest receivable	2,597	1,782
Prepaid expenses	10,385	11,084
Inventories	6,198	6,969
Other	2,560	2,340
Prepaid expenses and other current assets	$ 43,561	$ 40,257